March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA Q
File No. 811-21461, CIK 0001162321
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA Q, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Huntington VA Funds, JP Morgan Series Trust II, Janus Aspen Series, Liberty Variable Investment, MFS® Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, STI Classic Variable Trust, Fidelity Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 2, 2006, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 3, 2006, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 8, 2006, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 27, 2006, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 16, 2006, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On March 1, 2006, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

Securities and Exchange Commission

March 30, 2006

•	On February 27, 2006, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 8, 2006, Huntington VA Funds filed its annual report with the Commission via EDGAR (CIK: 0001091462);

•	On March 9, 2006, JP Morgan Series Trust II filed its annual report with the Commission via EDGAR (CIK: 0000916118);

•	On February 24, 2006, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 9, 2006, Liberty Variable Investment filed its annual report with the Commission via EDGAR (CIK: 0000898445);

•	On March 10, 2006, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 9, 2006, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001049787);

•	On March 2, 2006, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On March 13, 2006, STI Classic Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000944487);

•	On February 28, 2006, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384); and

•	On March 7, 2006, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company